Pioneer High Income Fund, Inc.
Schedule of Investments  |  December 31, 2022

Ticker Symbol: PHT

Schedule of Investments  |  12/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 146.0%
	Senior Secured Floating Rate Loan Interests — 4.0% of Net Assets*(a)
	Auto Parts & Equipment — 0.6%
1,400,575	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	$ 1,334,048
	Total Auto Parts & Equipment	$1,334,048
	Metal Processors & Fabrication — 0.5%
1,125,750	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 8.765% (LIBOR + 400 bps), 10/12/28	$ 1,052,576
	Total Metal Processors & Fabrication	$1,052,576
	Oil-Field Services — 2.0%
4,280,551	ProFrac Holdings II, LLC, Term Loan, 11.105% (Term SOFR + 725 bps), 3/4/25	$ 4,430,370
	Total Oil-Field Services	$4,430,370
	Physical Practice Management — 0.3%
945,449	Team Health Holdings, Inc., Extended Term Loan, 9.573% (Term SOFR + 525 bps), 3/2/27	$ 717,360
	Total Physical Practice Management	$717,360
	Telecom Services — 0.6%
1,556,100	Patagonia Holdco LLC, Amendment No.1 Term Loan, 9.96% (Term SOFR + 575 bps), 8/1/29	$ 1,248,770
	Total Telecom Services	$1,248,770
	Total Senior Secured Floating Rate Loan Interests (Cost $8,886,153)	$8,783,124

Shares
	Common Stocks — 0.5% of Net Assets
	Airlines — 0.2%
57,203(b)	Grupo Aeromexico SAB de CV	$ 475,055
	Total Airlines	$475,055
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 1,827
	Total Chemicals	$1,827
	Oil, Gas & Consumable Fuels — 0.3%
21(b)	Amplify Energy Corp.	$ 185
1Pioneer High Income Fund, Inc. |  | 12/31/22

Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
802,650(b)	PetroQuest Energy, Inc.	$ 341,126
12,271(b)	Summit Midstream Partners LP	204,680
	Total Oil, Gas & Consumable Fuels	$545,991
	Total Common Stocks (Cost $1,786,157)	$1,022,873

Principal Amount USD ($)
	Collateralized Mortgage Obligations—2.1% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 9.928% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 642,896
120,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.128% (SOFR30A + 620 bps), 11/25/41 (144A)	101,115
430,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 11.728% (SOFR30A + 780 bps), 11/25/41 (144A)	364,139
450,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.178% (SOFR30A + 625 bps), 9/25/41 (144A)	358,481
610,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.428% (SOFR30A + 850 bps), 2/25/42 (144A)	500,349
1,370,000(a)	Freddie Mac STACR Trust, Series 2019-DNA3, Class B2, 12.539% (1 Month USD LIBOR + 815 bps), 7/25/49 (144A)	1,381,943
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.889% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	1,416,587
	Total Collateralized Mortgage Obligations (Cost $5,246,279)	$4,765,510

	Commercial Mortgage-Backed Securities—3.9% of Net Assets
485,000(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 19.02% (1 Month USD LIBOR + 1,490 bps), 11/15/23 (144A)	$ 476,638
605,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 16.87% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	605,000
Pioneer High Income Fund, Inc. |  | 12/31/222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,500,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 19.33% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	$ 1,459,676
1,163,406(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	1,057,545
1,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.042% (1 Month USD LIBOR + 690 bps), 8/25/29	1,347,012
315,852(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.392% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	287,561
676,339(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.142% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	626,709
1,175,000(a)	Med Trust, Series 2021-MDLN, Class G, 9.568% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	1,060,501
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,719,348
	Total Commercial Mortgage-Backed Securities (Cost $9,334,937)	$8,639,990

	Convertible Corporate Bonds — 2.2% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000^	PT Bakrie & Brothers Tbk, 2/15/23	$ 14,256
	Total Banks	$14,256
	Chemicals — 1.7%
4,000,000(d)	Hercules LLC, 6.50%, 6/30/29	$ 3,659,561
	Total Chemicals	$3,659,561
	Entertainment — 0.4%
655,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 405,117
449,000	IMAX Corp., 0.50%, 4/1/26	378,692
	Total Entertainment	$783,809
	Internet — 0.0%†
135,000	Perficient, Inc., 0.125%, 11/15/26	$ 104,288
	Total Internet	$104,288
3Pioneer High Income Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Pharmaceuticals — 0.0%†
1,300,000(f)	Tricida, Inc., 3.50%, 5/15/27	$ 117,000
	Total Pharmaceuticals	$117,000
	REITs — 0.1%
235,000	Summit Hotel Properties, Inc., 1.50%, 2/15/26	$ 200,690
	Total REITs	$200,690
	Total Convertible Corporate Bonds (Cost $5,543,504)	$4,879,604

	Corporate Bonds — 118.3% of Net Assets
	Advertising — 2.3%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,534,624
900,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	657,008
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	1,657,406
1,445,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	1,172,531
	Total Advertising	$5,021,569
	Aerospace & Defense — 2.3%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 1,988,148
960,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	931,406
1,210,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	1,241,666
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	778,998
210,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	213,675
	Total Aerospace & Defense	$5,153,893
	Airlines — 5.7%
420,000	Allegiant Travel Co., 7.25%, 8/15/27 (144A)	$ 399,488
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	362,718
3,255,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	2,874,951
330,000	Latam Airlines Group SA, 13.375%, 10/15/29 (144A)	336,019
1,242,080	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	1,234,878
3,960,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	3,891,888
Pioneer High Income Fund, Inc. |  | 12/31/224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,375,000	Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25 (144A)	$ 1,382,054
EUR2,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	2,022,497
	Total Airlines	$12,504,493
	Auto Manufacturers — 0.8%
1,735,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$ 1,674,275
	Total Auto Manufacturers	$1,674,275
	Auto Parts & Equipment — 0.7%
1,798,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 1,582,012
	Total Auto Parts & Equipment	$1,582,012
	Banks — 2.9%
600,000(c)(g)	Bank of America Corp., 6.50% (3 Month USD LIBOR + 417 bps)	$ 591,799
700,000(c)(g)	Credit Suisse Group AG, 7.50% (5 Year USD Swap Rate + 460 bps) (144A)	609,000
1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	1,776,520
1,680,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,511,122
675,000(c)(g)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	612,439
1,240,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,289,600
	Total Banks	$6,390,480
	Biotechnology — 0.3%
EUR745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 679,856
	Total Biotechnology	$679,856
	Building Materials — 1.6%
470,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	$ 330,993
424,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	402,800
815,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	731,381
2,062,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	2,000,199
	Total Building Materials	$3,465,373
5Pioneer High Income Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Chemicals — 4.6%
910,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 649,575
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	1,119,381
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	773,408
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,450,604
831,000	Mativ Holdings, Inc., 6.875%, 10/1/26 (144A)	733,358
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	496,690
2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	2,134,194
2,030,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,687,437
	Total Chemicals	$10,044,647
	Commercial Services — 7.1%
495,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	$ 359,251
350,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	320,250
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,657,350
790,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	418,700
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,719,352
2,059,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	1,983,057
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	297,547
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,385,475
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	800,625
1,760,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	1,143,454
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	3,781,715
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	1,024,829
862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	844,510
	Total Commercial Services	$15,736,115
	Computers — 1.2%
1,810,000(h)	Diebold Nixdorf, Inc., 8.50% (8.50% PIK or 12.50% PIK or 8.50% Cash), 10/15/26 (144A)	$ 1,781,565
180,250	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	121,669
980,000	NCR Corp., 5.00%, 10/1/28 (144A)	835,483
	Total Computers	$2,738,717
Pioneer High Income Fund, Inc. |  | 12/31/226

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — 9.0%
2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 2,053,250
1,275,606(h)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	1,001,351
4,055,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	3,527,850
140,000(f)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	3,500
1,500,000(f)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	35,625
EUR480,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	409,640
GBP820,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	770,242
2,225,479(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	1,891,657
1,130,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	921,775
1,020,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	787,784
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	756,275
160,000	OneMain Finance Corp., 6.625%, 1/15/28	147,333
755,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	670,692
3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	2,971,050
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	836,050
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,601,258
1,705,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,538,157
	Total Diversified Financial Services	$19,923,489
	Electric — 1.4%
825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 845,707
1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	1,010,837
676,000	NRG Energy, Inc., 6.625%, 1/15/27	670,288
7Pioneer High Income Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Electric — (continued)
462,360	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	$ 447,333
6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	5,692
	Total Electric	$2,979,857
	Electrical Components & Equipments — 0.6%
750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 759,384
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	526,747
	Total Electrical Components & Equipments	$1,286,131
	Energy-Alternate Sources — 0.1%
198,783(h)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 5,930
366,982(h)	SCC Power Plc, 8.00% (4.00% PIK & 4.00% Cash or 8.00% Cash), 12/31/28 (144A)	126,976
	Total Energy-Alternate Sources	$132,906
	Engineering & Construction — 1.2%
2,708,229	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 2,256,198
475,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26 (144A)	433,032
	Total Engineering & Construction	$2,689,230
	Entertainment — 4.9%
2,264,138	AMC Entertainment Holdings, Inc., 10.00%, 6/15/26 (144A)	$ 916,976
EUR247,360	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)	262,237
380,000	International Game Technology Plc, 4.125%, 4/15/26 (144A)	354,409
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	392,038
208,000	International Game Technology Plc, 6.50%, 2/15/25 (144A)	209,267
EUR755,000	Lottomatica S.p.A., 9.75%, 9/30/27 (144A)	836,476
1,880,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	1,758,345
705,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	595,513
1,910,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	1,821,968
Pioneer High Income Fund, Inc. |  | 12/31/228

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Entertainment — (continued)
1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	$ 1,833,600
2,035,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	1,771,872
	Total Entertainment	$10,752,701
	Environmental Control — 0.4%
766,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 823,503
	Total Environmental Control	$823,503
	Food — 1.7%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 542,225
1,043,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	967,529
2,795,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	2,256,962
	Total Food	$3,766,716
	Forest Products & Paper — 2.2%
2,035,000	Mercer International, Inc., 5.125%, 2/1/29	$ 1,701,280
3,290,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	3,131,470
	Total Forest Products & Paper	$4,832,750
	Healthcare-Products — 0.8%
1,809,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 1,796,645
	Total Healthcare-Products	$1,796,645
	Healthcare-Services — 3.6%
975,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 808,405
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	497,327
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	221,667
580,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	545,832
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	217,563
2,640,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	2,230,812
1,406,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	1,430,605
9Pioneer High Income Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Healthcare-Services — (continued)
1,645,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	$ 1,459,812
2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	543,750
	Total Healthcare-Services	$7,955,773
	Home Builders — 1.3%
475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25	$ 458,286
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	1,027,354
1,680,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 4.875%, 2/15/30 (144A)	1,309,841
	Total Home Builders	$2,795,481
	Housewares — 0.1%
250,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 214,530
	Total Housewares	$214,530
	Insurance — 5.7%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,977,926
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)	3,972,961
3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	3,240,137
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,459,359
	Total Insurance	$12,650,383
	Internet — 0.7%
1,410,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 1,381,698
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	206,738
	Total Internet	$1,588,436
	Iron & Steel — 1.9%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,859,428
205,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	209,617
865,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	876,703
1,860,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,330,383
	Total Iron & Steel	$4,276,131
	Leisure Time — 4.2%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 170,408
EUR280,000	Carnival Corp., 7.625%, 3/1/26 (144A)	240,680
285,000	Carnival Corp., 10.50%, 2/1/26 (144A)	286,356
Pioneer High Income Fund, Inc. |  | 12/31/2210

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Leisure Time — (continued)
235,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	$ 241,253
EUR731,000	Carnival Plc, 1.00%, 10/28/29	316,912
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,017,184
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	1,832,435
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	265,760
745,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	594,543
380,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	407,550
1,360,000	Royal Caribbean Cruises, Ltd., 11.625%, 8/15/27 (144A)	1,365,753
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,531,925
	Total Leisure Time	$9,270,759
	Lodging — 1.4%
315,000	Hyatt Hotels Corp., 5.625%, 4/23/25	$ 312,569
390,000	Hyatt Hotels Corp., 6.00%, 4/23/30	381,508
1,700,000	MGM Resorts International, 6.00%, 3/15/23	1,693,965
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	709,240
	Total Lodging	$3,097,282
	Machinery-Construction & Mining — 0.4%
955,000	Terex Corp., 5.00%, 5/15/29 (144A)	$ 858,306
	Total Machinery-Construction & Mining	$858,306
	Media — 3.5%
480,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 83,140
2,050,000	Cengage Learning, Inc., 9.50%, 6/15/24 (144A)	1,955,187
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	1,215,795
825,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	460,928
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	937,337
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	2,919,195
55,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	52,564
	Total Media	$7,624,146
	Metal Fabricate/Hardware — 0.4%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 805,018
	Total Metal Fabricate/Hardware	$805,018
	Mining — 1.7%
940,000	Arconic Corp., 6.125%, 2/15/28 (144A)	$ 881,969
11Pioneer High Income Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Mining — (continued)
1,665,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 1,299,410
375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	355,133
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	661,447
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	626,641
	Total Mining	$3,824,600
	Oil & Gas — 16.0%
2,430,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 2,410,429
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	985,251
4,000,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	4,069,880
624,000	Cenovus Energy, Inc., 6.75%, 11/15/39	647,439
2,085,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	2,022,533
2,135,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	1,913,216
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	715,924
833,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	766,360
870,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	725,411
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	952,455
1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	1,565,534
1,280,000	Murphy Oil Corp., 6.375%, 7/15/28	1,232,057
305,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	295,452
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,014,620
2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	1,942,016
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,569,850
2,560,000	Parkland Corp., 4.625%, 5/1/30 (144A)	2,118,400
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	543,391
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	539,053
2,269,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	1,962,685
1,015,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	994,700
885,000	Southwestern Energy Co., 4.75%, 2/1/32	756,312
1,720,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	1,599,772
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,664,150
Pioneer High Income Fund, Inc. |  | 12/31/2212

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,750,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	$ 1,597,020
1,000,000	YPF SA, 6.95%, 7/21/27 (144A)	708,420
	Total Oil & Gas	$35,312,330
	Oil & Gas Services — 2.2%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 352,280
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,465,898
1,445,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,441,019
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	657,305
	Total Oil & Gas Services	$4,916,502
	Packaging & Containers — 0.6%
1,600,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 1,401,120
	Total Packaging & Containers	$1,401,120
	Pharmaceuticals — 1.6%
1,376,000(f)	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	$ 192,640
965,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	781,650
579,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	440,025
2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	2,033,200
	Total Pharmaceuticals	$3,447,515
	Pipelines — 7.6%
1,770,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,611,580
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	848,461
1,175,000(c)	DCP Midstream Operating LP, 5.85% (3 Month USD LIBOR + 385 bps), 5/21/43 (144A)	1,146,236
1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	1,162,919
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	956,120
1,524,000(a)	Energy Transfer LP, 7.457% (3 Month USD LIBOR + 302 bps), 11/1/66	1,176,680
1,965,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,640,775
248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	187,941
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	216,878
13Pioneer High Income Fund, Inc. |  | 12/31/22

Principal Amount USD ($)		Value
	Pipelines — (continued)
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	$ 591,358
770,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	727,319
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	399,793
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,445,977
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,063,364
1,850,000	ONEOK, Inc., 6.875%, 9/30/28	1,879,962
1,801,000	Williams Cos., Inc., 5.75%, 6/24/44	1,714,683
	Total Pipelines	$16,770,046
	REITs — 1.7%
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 145,539
3,676,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	3,557,975
	Total REITs	$3,703,514
	Retail — 1.4%
1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 1,190,400
1,365,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	1,093,076
275,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	222,343
798,000	Staples, Inc., 7.50%, 4/15/26 (144A)	686,823
	Total Retail	$3,192,642
	Software — 1.0%
2,245,000	AthenaHealth Group, Inc., 6.50%, 2/15/30 (144A)	$ 1,654,413
1,350,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	588,413
	Total Software	$2,242,826
	Telecommunications — 5.6%
1,495,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 882,486
1,169,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	891,363
270,000	Altice France SA, 5.125%, 1/15/29 (144A)	203,016
1,934,000	CommScope Technologies LLC, 6.00%, 6/15/25 (144A)	1,759,940
910,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	733,642
Pioneer High Income Fund, Inc. |  | 12/31/2214

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
119,296	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	$ 52,490
298,833	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	256,996
181,792(h)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 13.00% (7.00% PIK or 6.00% Cash), 12/31/25 (144A)	93,623
1,050,000	GoTo Group, Inc., 5.50%, 9/1/27 (144A)	564,713
1,620,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	1,681,937
3,080,000	Sprint LLC, 7.125%, 6/15/24	3,140,183
41,000	Sprint LLC, 7.625%, 3/1/26	43,145
2,385,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	1,943,358
	Total Telecommunications	$12,246,892
	Transportation — 3.6%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 1,874,400
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,320,000
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	621,396
1,500,000	Seaspan Corp., 6.50%, 4/29/26 (144A)	1,470,000
1,240,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	1,178,000
2,055,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	1,543,163
	Total Transportation	$8,006,959
	Trucking & Leasing — 0.3%
690,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 691,725
	Total Trucking & Leasing	$691,725
	Total Corporate Bonds (Cost $288,356,072)	$260,868,274

15Pioneer High Income Fund, Inc. |  | 12/31/22

Shares		Value
	Convertible Preferred Stock — 0.5% of Net Assets
	Banks — 0.5%
895(g)	Wells Fargo & Co., 7.50%	$ 1,060,575
	Total Banks	$1,060,575
	Total Convertible Preferred Stock (Cost $1,131,293)	$1,060,575

	Preferred Stock — 1.4% of Net Assets
	Capital Markets — 0.0%†
2,144	B Riley Financial, Inc., 6.75%, 5/31/24	$ 52,313
	Total Capital Markets	$52,313
	Diversified Financial Services — 1.3%
3,000(c)(g)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$ 2,910,000
	Total Diversified Financial Services	$2,910,000
	Internet — 0.1%
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 83,886
	Total Internet	$83,886
	Total Preferred Stock (Cost $3,288,282)	$3,046,199

	Rights/Warrants — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
GBP21,700(b)	Avation Plc, 1/1/59	$ 7,870
	Total Aerospace & Defense	$7,870
	Metals & Mining — 0.0%†
1,819,798(i)	ANR, Inc., 3/31/23	$ 13,649
	Total Metals & Mining	$13,649
	Total Rights/Warrants (Cost $—)	$21,519

Pioneer High Income Fund, Inc. |  | 12/31/2216

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance-Linked Securities — 5.4% of Net Assets#
	Event Linked Bonds — 0.5%
	Inland Flood – U.S. — 0.2%
250,000(a)	FloodSmart Re, 15.593%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 232,500
250,000(a)	FloodSmart Re, 17.923%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	225,000
		$457,500
	Multiperil – U.S. — 0.3%
250,000(a)	Matterhorn Re, 9.572%, (SOFR + 532 bps), 3/24/25 (144A)	$ 215,175
250,000(a)	Matterhorn Re, 12.072%, (SOFR + 775 bps), 3/24/25 (144A)	213,425
250,000(a)	Residential Reinsurance Re 2021, 16.253%, (3 Month U.S. Treasury Bill + 1,191 bps), 12/6/25 (144A)	217,350
		$645,950
	Total Event Linked Bonds	$1,103,450
Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Multiperil – Massachusetts — 0.1%
350,000(j)+	Portsalon Re 2022, 5/31/28	$ 320,922
	Multiperil – Worldwide — 0.4%
250,000(j)+	Amaranth Re 2022, 12/31/27	$ 253,914
250,000(j)+	Aureolin Re 2022, 3/31/28	239,977
350,000(j)+	Celadon Re 2022, 3/31/28	337,095
500,000(b)(j)+	Cypress Re 2017, 1/31/23	50
54,000(j)+	Limestone Re, 3/1/23 (144A)	—
		$831,036
	Total Collateralized Reinsurance	$1,151,958
	Reinsurance Sidecars — 4.4%
	Multiperil – U.S. — 0.0%†
500,000(b)(k)+	Harambee Re 2018, 12/31/24	$ —
600,000(k)+	Harambee Re 2019, 12/31/24	720
		$720
17Pioneer High Income Fund, Inc. |  | 12/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — 4.4%
3,037(k)+	Alturas Re 2019-2, 3/10/23	$ 914
24,550(k)+	Alturas Re 2019-3, 9/12/23	304
162,311(j)+	Alturas Re 2020-1A, 3/10/23 (144A)	6,152
29,558(k)+	Alturas Re 2020-2, 3/10/23	4,318
1,000,000(b)(j)+	Bantry Re 2022, 12/31/27	1,042,682
1,167,977(b)(j)+	Berwick Re 2018-1, 12/31/24	90,285
834,446(b)(j)+	Berwick Re 2019-1, 12/31/24	133,094
1,000,000(b)(j)+	Berwick Re 2022, 12/31/27	1,001,400
750,000(b)(j)+	Gleneagles Re 2022, 12/31/27	773,438
1,000,000(b)(j)+	Gullane Re 2022, 12/31/27	1,063,659
499,318(b)(k)+	Lorenz Re 2019, 6/30/23	899
500,000(b)(j)+	Merion Re 2018-2, 12/31/24	75,700
1,000,000(b)(j)+	Merion Re 2022-2, 12/31/27	948,111
500,000(b)(j)+	Pangaea Re 2018-1, 12/31/24	10,527
409,624(b)(j)+	Pangaea Re 2019-1, 2/1/23	8,536
735,313(b)(j)+	Pangaea Re 2019-3, 7/1/23	26,450
1,250,000(b)(j)+	Pangaea Re 2022-1, 12/31/27	1,335,913
350,000(b)(j)+	Pangaea Re 2022-3, 5/31/28	359,204
20,000(j)+	Sector Re V, 12/1/24 (144A)	33,374
30,000(j)+	Sector Re V, 12/1/26 (144A)	32,083
1,000,000(j)+	Sector Re V, 12/1/27 (144A)	1,000,000
250,000(j)+	Sussex Re 2020-1, 12/31/24	375
1,500,000(b)(k)+	Thopas Re 2022, 12/31/27	1,621,050
500,000(j)+	Versutus Re 2018, 12/31/24	800
441,274(j)+	Versutus Re 2019-A, 12/31/24	—
58,727(j)+	Versutus Re 2019-B, 12/31/24	—
253,645(b)(j)+	Woburn Re 2018, 12/31/24	8,078
244,914(b)(j)+	Woburn Re 2019, 12/31/24	46,563
		$9,623,909
	Total Reinsurance Sidecars	$9,624,629
	Industry Loss Warranties — 0.0%†
	Windstorm – U.S. — 0.0%†
250,000(j)+	Ballylifin Re 2022, 5/31/28	$ 1,150
	Total Industry Loss Warranties	$1,150
	Total Insurance-Linked Securities (Cost $12,206,228)	$11,881,187

Pioneer High Income Fund, Inc. |  | 12/31/2218

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 1.0% of Net Assets
	Mexico — 0.9%
MXN38,420,700	Mexican Bonos, 8.000%, 12/7/23	$ 1,923,016
	Total Mexico	$1,923,016
	Russia — 0.1%
382,800(l)	Russian Government International Bond, 7.500%, 3/31/30	$ 247,337
	Total Russia	$247,337
	Total Foreign Government Bonds (Cost $2,332,848)	$2,170,353

Shares
	SHORT TERM INVESTMENTS — 6.7% of Net Assets
	Open-End Fund — 6.7%
14,790,773(m)	Dreyfus Government Cash Management, Institutional Shares, 4.19%	$ 14,790,773
		$14,790,773
	TOTAL SHORT TERM INVESTMENTS (Cost $14,790,773)	$14,790,773
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Currency Put Options Purchased — 0.0%†
3,150,000	Put EUR Call USD	Citibank NA	EUR 66,331	EUR 1.02	11/28/23	$36,296
3,300,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 55,259	EUR 0.99	1/23/23	73
	Total Over The Counter (OTC) Currency Put Options Purchased (Premiums paid $ 121,590)					$36,369

	TOTAL OPTIONS PURCHASED (Premiums paid $ 121,590)					$36,369

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 146.0% (Cost $353,024,116)					$321,966,350
19Pioneer High Income Fund, Inc. |  | 12/31/22

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Call Option Written — (0.1%)
(3,150,000)	Call EUR Put USD	Citibank NA	EUR 66,331	EUR 1.10	11/28/23	$(86,262)
(3,300,000)	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 55,259	EUR 1.06	1/23/23	(49,628)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(121,590))					$(135,890)

	OTHER ASSETS AND LIABILITIES — (45.9)%					$(101,247,196)
	net assets — 100.0%					$220,583,264

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2022, the value of these securities amounted to $237,481,797, or 107.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2022.
(d)	Security is priced as a unit.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Security is in default.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	ANR, Inc., 3/31/23 warrants are exercisable into 1,819,798 shares.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at December 31, 2022.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2022.
Pioneer High Income Fund, Inc. |  | 12/31/2220

Schedule of Investments  |  12/31/22
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2022.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$914
Alturas Re 2019-3	6/26/2019	24,550	304
Alturas Re 2020-1A	12/27/2019	162,311	6,152
Alturas Re 2020-2	1/1/2020	29,558	4,318
Amaranth Re 2022	1/21/2022	221,062	253,914
Aureolin Re 2022	5/5/2022	224,500	239,977
Ballylifin Re 2022	7/15/2022	203,625	1,150
Bantry Re 2022	1/28/2022	1,000,000	1,042,682
Berwick Re 2018-1	1/10/2018	170,602	90,285
Berwick Re 2019-1	12/31/2018	99,709	133,094
Berwick Re 2022	12/28/2021	1,000,000	1,001,400
Celadon Re 2022	9/13/2022	297,710	337,095
Cypress Re 2017	1/24/2017	1,681	50
FloodSmart Re	2/8/2022	248,044	225,000
FloodSmart Re	2/14/2022	250,000	232,500
Gleneagles Re 2022	1/18/2022	750,000	773,438
Gullane Re 2022	2/14/2022	1,000,000	1,063,659
Harambee Re 2018	12/19/2017	10,612	—
Harambee Re 2019	12/20/2018	—	720
Limestone Re	6/20/2018	359	—
Lorenz Re 2019	6/26/2019	109,503	899
Matterhorn Re	3/10/2022	250,000	215,175
Matterhorn Re	3/10/2022	250,000	213,425
Merion Re 2018-2	12/28/2017	20,576	75,700
Merion Re 2022-2	2/22/2022	1,000,000	948,111
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2019-1	1/9/2019	4,301	8,536
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2022-1	1/7/2022	1,250,000	1,335,913
Pangaea Re 2022-3	6/15/2022	350,000	359,204
Portsalon Re 2022	7/15/2022	283,022	320,922
Residential Reinsurance Re 2021	10/28/2021	250,000	217,350
21Pioneer High Income Fund, Inc. |  | 12/31/22

Restricted Securities	Acquisition date	Cost	Value
Sector Re V	1/1/2020	$579	$33,374
Sector Re V	12/6/2021	30,000	32,083
Sector Re V	12/30/2022	1,000,000	1,000,000
Sussex Re 2020-1	1/23/2020	—	375
Thopas Re 2022	2/7/2022	1,500,000	1,621,050
Versutus Re 2018	1/31/2018	—	800
Versutus Re 2019-A	1/28/2019	—	—
Versutus Re 2019-B	12/24/2018	—	—
Woburn Re 2018	3/20/2018	79,220	8,078
Woburn Re 2019	1/30/2019	38,105	46,563
Total Restricted Securities			$11,881,187
% of Net assets			5.4%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	788,741	GBP	635,000	Brown Brothers Harriman & Co.	3/23/23	$19,473
EUR	730,000	USD	781,711	HSBC Bank USA NA	3/24/23	4,276
EUR	1,330,000	USD	3,362,500	State Street Bank & Trust Co.	1/26/23	(197,728)
EUR	4,340,000	USD	4,659,299	State Street Bank & Trust Co.	3/24/23	13,553
NOK	7,300,000	EUR	692,873	State Street Bank & Trust Co.	1/10/23	3,227
USD	1,305,786	EUR	1,248,000	State Street Bank & Trust Co.	2/17/23	(34,674)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(191,873)
SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(82,037)	$16,045	$(65,992)
Pioneer High Income Fund, Inc. |  | 12/31/2222

Schedule of Investments  |  12/31/22
(unaudited) (continued)
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(31,130)	$9,155	$(21,975)
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(40,993)	12,072	(28,921)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(154,160)	$37,272	$(116,888)
TOTAL SWAP CONTRACTS						$(154,160)	$37,272	$(116,888)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
23Pioneer High Income Fund, Inc. |  | 12/31/22

The following is a summary of the inputs used as of December 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$8,783,124	$—	$8,783,124
Common Stocks
Airlines	—	475,055	—	475,055
Chemicals	1,827	—	—	1,827
Oil, Gas & Consumable Fuels	204,865	341,126	—	545,991
Collateralized Mortgage Obligations	—	4,765,510	—	4,765,510
Commercial Mortgage-Backed Securities	—	8,639,990	—	8,639,990
Convertible Corporate Bonds	—	4,879,604	—	4,879,604
Corporate Bonds	—	260,868,274	—	260,868,274
Convertible Preferred Stock	1,060,575	—	—	1,060,575
Preferred Stock
Capital Markets	52,313	—	—	52,313
All Other Preferred Stock	—	2,993,886	—	2,993,886
Rights/Warrants
Metals & Mining	—	13,649	—	13,649
Aerospace & Defense	7,870	—	—	7,870
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	320,922	320,922
Multiperil – Worldwide	—	—	831,036	831,036
Reinsurance Sidecars
Multiperil – U.S.	—	—	720	720
Multiperil – Worldwide	—	—	9,623,909	9,623,909
Industry Loss Warranties
Windstorm – U.S.	—	—	1,150	1,150
All Other Insurance-Linked Securities	—	1,103,450	—	1,103,450
Foreign Government Bonds	—	2,170,353	—	2,170,353
Open-End Fund	14,790,773	—	—	14,790,773
Over The Counter (OTC) Currency Put Options Purchased	—	36,369	—	36,369
Total Investments in Securities	$16,118,223	$295,070,390	$10,777,737	$321,966,350
Pioneer High Income Fund, Inc. |  | 12/31/2224

Schedule of Investments  |  12/31/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Credit Agreement(a)	$—	$(106,500,000)	$—	$(106,500,000)
Over The Counter (OTC) Currency Call Option Written	—	(135,890)	—	(135,890)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(191,873)	—	(191,873)
Swap contracts, at value	—	(116,888)	—	(116,888)
Total Other Financial Instruments	$—	$(106,944,651)	$—	$(106,944,651)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 3/31/22	$104,409	$10,009,688	$10,114,097
Realized gain (loss)	(78,112)	(249,512)	(327,624)
Changed in unrealized appreciation (depreciation)	69,061	292,924	361,985
Accrued discounts/premiums	—	(81,332)	(81,332)
Purchases	—	2,358,857	2,358,857
Sales	(95,358)	(1,552,888)	(1,648,246)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 12/31/22	$—	$10,777,737	$10,777,737
*	Transfers are calculated on the beginning of period values. During the nine months ended December 31, 2022, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2022:	$53,746
25Pioneer High Income Fund, Inc. |  | 12/31/22